UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 101.4%
Alabama 0.3%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.32% *, 12/1/2027	10,000,000	10,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa Indian Community, 0.35% *, 10/1/2026, LOC: Bank of America NA	9,085,000	9,085,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.28% *, 9/15/2035, INS: Fannie Mae, LIQ: Fannie Mae	5,000,000	5,000,000

		14,085,000
Arkansas 0.3%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.32% *, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 4.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.32% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	10,500,000	10,500,000
California, Educational Facilities Authority Revenue, Series R-11734, 144A, 0.29% *, 6/1/2011, LIQ: Citibank NA	8,910,000	8,910,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 29G, 144A, AMT, 0.35% *, 5/1/2039, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	61,000,000	61,000,000
Series 2680, 144A, 0.39% *, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	15,110,000	15,110,000
Series 2681, 144A, AMT, 0.49% *, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	7,000,000	7,000,000
California, Wells Fargo Stage Trust, Series 72C, 144A, 0.28% *, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,275,000	28,275,000
Los Angeles County, CA, Series R-13101CE, 144A, 0.31% *, 6/30/2011, GTY: Citibank NA, LIQ: Citibank NA	12,000,000	12,000,000
Orange County, CA, Water District, 0.31%, 2/4/2011	1,600,000	1,600,000

		144,395,000
Colorado 4.0%
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.69% *, 12/1/2037, LOC: Compass Bank	15,500,000	15,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.27% *, 6/1/2038, LOC: US Bank NA	16,610,000	16,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.28% *, 5/1/2030, LOC: Evangelical Christian Credit Union	16,000,000	16,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.31% *, 6/1/2038, LOC: Bank of America NA	10,000,000	10,000,000
Colorado, Goldsmith Metropolitan District, 1.1% *, 12/1/2034, LOC: Compass Bank	5,195,000	5,195,000
Colorado, Housing & Finance Authority, Single Family, "I", Series B-2, 144A, AMT, 0.34% *, 11/1/2026, SPA: Dexia Credit Local	18,350,000	18,350,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 1.0% *, 12/1/2020, LOC: Compass Bank	5,985,000	5,985,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.29% *, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	5,580,000	5,580,000
Colorado Springs, CO, Utilities Revenue, Series A, 0.35% *, 11/1/2023, SPA: Dexia Credit Local	24,700,000	24,700,000

		117,920,000
Connecticut 0.4%
Newtown, CT, Bond Anticipation Notes, 1.75%, 2/23/2011	11,900,000	11,910,292
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.37% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	13,675,062	13,675,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.29% *, 5/1/2036, LOC: PNC Bank NA	6,040,000	6,040,000

		19,715,062
Florida 4.6%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.32% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,670,000	6,670,000
Series 1029, 0.37% *, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,510,000	10,510,000
Series 1012, 144A, 0.37% *, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,825,000	9,825,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.29% *, 7/15/2024, INS: Fannie Mae, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, General Obligation, State Board Public Education, "A", 144A, 0.28% *, 6/1/2027, SPA: Citibank NA	5,840,000	5,840,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.29% *, 12/1/2015, LIQ: JPMorgan Chase Bank	9,000,000	9,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital, Series F, 0.27% *, 11/15/2035, LOC: Wells Fargo Bank NA	13,300,000	13,300,000
Hillsborough County, FL, Aviation Authority Revenue:
0.34%, 2/4/2011	4,000,000	4,000,000
0.39%, 3/9/2011	2,000,000	2,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.32% *, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, 0.25% *, 8/15/2034, LOC: Bank of America NA	2,000,000	2,000,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.29% *, 10/1/2027, LOC: Northern Trust Co.	21,000,000	21,000,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Systems Sunbelt, 0.26% *, 11/15/2026, LOC: Wells Fargo Bank NA	10,600,000	10,600,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.32% *, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.54% *, 10/1/2037, LOC: Bank of America NA	9,005,000	9,005,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.47% *, 12/1/2023, LOC: Bank of America NA	4,700,000	4,700,000

		137,645,000
Georgia 2.9%
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.29% *, 8/1/2040, SPA: Royal Bank of Canada	71,500,000	71,500,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.29% *, 1/1/2018, GTY: Societe Generale, INS: NATL, LIQ: Societe Generale	4,645,000	4,645,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.29% *, 10/1/2031, LOC: Branch Banking & Trust	8,580,000	8,580,000

		84,725,000
Hawaii 0.3%
Hawaii, Pacific Health Special Purpose Revenue, Series 6C, 144A, 0.29% *, 7/1/2040, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 1.8%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2011	52,000,000	52,336,101
Illinois 13.0%
Channahon, IL, Morris Hospital Revenue:
Series A, 0.27% *, 12/1/2023, LOC: US Bank NA	3,295,000	3,295,000
Series C, 0.27% *, 12/1/2032, LOC: US Bank NA	5,235,000	5,235,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.29% *, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.33% *, 1/1/2022, INS: AGMC, LOC: Dexia Credit Local	11,480,000	11,480,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-051, 144A, 0.33% *, 12/1/2028	5,360,000	5,360,000
Series 2008-052, 144A, 0.33% *, 12/1/2035	25,110,000	25,110,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.32% *, 2/1/2035, LOC: Harris Trust & Savings Bank	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.37% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	17,314,484	17,314,484
Illinois, Development Finance Authority Revenue, AMR Pooled Program, Series B-1, 0.36% *, 10/1/2029, LOC: Comerica Bank	7,095,000	7,095,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.56% *, 8/1/2019, LOC: LaSalle Bank NA	1,765,000	1,765,000
Illinois, Education Facility Authority Revenue, Series N, 0.3%, 6/1/2011	74,465,000	74,465,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.29% *, 4/1/2033, LOC: Northern Trust Co.	5,000,000	5,000,000
Illinois, Finance Authority Revenue, "A", 144A, 0.29% *, 12/1/2042, LIQ: Citibank NA	5,445,000	5,445,000
Illinois, Finance Authority Revenue, Clare Oaks, Series C, 0.53% *, 11/1/2040, LOC: Sovereign Bank FSB	16,380,000	16,380,000
Illinois, Finance Authority Revenue, Fairview Obligation Group, Series C, 0.31% *, 8/15/2042, LOC: LaSalle Bank NA	15,000,000	15,000,000
Illinois, Finance Authority Revenue, Northwestern University:
Series B, 0.32%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	15,000,000	15,000,000
Series C, 0.32%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	20,000,000	20,000,217
Series A, 0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2034	37,500,000	37,500,398
0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	20,000,000	20,000,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.7% *, 7/1/2038, LOC: Sovereign Bank FSB	9,000,000	9,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority:
Series A-1, 0.33% *, 7/1/2030, SPA: Dexia Credit Local	9,100,000	9,100,000
Series A-2, 0.33% *, 7/1/2030, SPA: Dexia Credit Local	10,300,000	10,300,000
Illinois, University of Illinois Revenue, "A", 144A, 0.3% *, 4/1/2035, INS: NATL, LIQ: Citibank NA	14,300,000	14,300,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.29% *, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.56% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.32% *, 4/1/2042, LOC: Wells Fargo Bank NA	28,000,000	28,000,000

		383,655,099
Indiana 1.2%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.26% *, 8/1/2029, LOC: Harris NA	6,685,000	6,685,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.53% *, 5/1/2036, LOC: Sovereign Bank FSB	6,200,000	6,200,000
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.29% *, 1/15/2025, GTY: Wells Fargo & Co., INS: AGMC, LIQ: Wells Fargo & Co.	7,545,000	7,545,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.55% *, 6/1/2022, LOC: LaSalle Bank NA	4,900,000	4,900,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.53% *, 8/1/2036, LOC: Sovereign Bank FSB	9,245,000	9,245,000

		34,575,000
Iowa 0.6%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 0.32% *, 5/1/2042, LOC: Wells Fargo Bank NA	17,000,000	17,000,000
Kansas 2.3%
Kansas, State Department of Transportation Highway Revenue:
Series B-2, 0.25% *, 9/1/2019, SPA: Barclays Bank PLC	19,300,000	19,300,000
Series D, 0.33% *, 3/1/2012, LIQ: Dexia Credit Local	9,465,000	9,465,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.37% *, 12/1/2036, LOC: US Bank NA	3,650,000	3,650,000
Lenexa, KS, Revenue Bond, Series 2007-302, 144A, 0.41% *, 2/1/2012, LIQ: Bank of America NA	11,565,000	11,565,000
Wichita, KS, General Obligation, Series 240, 0.45%, 9/15/2011	23,800,000	23,802,771

		67,782,771
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 0.85% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	3,350,000	3,350,000
Louisiana 0.8%
Lake Charles, LA, Harbor & Terminal District Revenue, Lake Charles Cogeneration, 0.37%, Mandatory Put 5/31/2011 @ 100, 11/1/2040	20,000,000	20,000,000
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.34% *, 10/1/2028, LOC: Bank of America NA	4,950,000	4,950,000

		24,950,000
Maine 0.5%
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.32% *, 11/15/2041, SPA: KBC Bank NV	15,000,000	15,000,000
Maryland 0.9%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.33% *, 7/1/2020, INS: NATL, LOC: Societe Generale	10,000,000	10,000,000
Montgomery County, MD, 0.32%, 2/4/2011	16,400,000	16,400,000

		26,400,000
Massachusetts 4.3%
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.41% *, 6/15/2012, LIQ: Bank of America NA, LOC: Bank of America NA	7,145,000	7,145,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.34% *, 6/1/2021, LOC: Comerica Bank	3,280,000	3,280,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.3% *, 10/1/2042, LOC: JPMorgan Chase Bank	4,700,000	4,700,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.29% *, 3/1/2028, LIQ: PNC Bank NA, SPA: Sovereign Bank FSB	8,095,000	8,095,000
Massachusetts, State Industrial Finance Agency Revenue, JHC Assisted Living Corp., Series A, 144A, 0.29% *, 12/1/2029, LOC: TD Bank NA	4,650,000	4,650,000
Massachusetts, State Revenue Anticipation Notes:
Series A, 2.0%, 4/28/2011	50,000,000	50,203,416
Series C, 2.0%, 6/23/2011	50,000,000	50,326,695

		128,400,111
Michigan 5.5%
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, LOC: Scotiabank	43,000,000	43,385,958
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.29% *, 4/1/2032, LOC: PNC Bank NA	17,985,000	17,985,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.33% *, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.38% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.38% **, 11/15/2049	10,000,000	10,000,000
Series F-8, 0.38% **, 11/15/2049	5,000,000	5,000,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facility, 0.3% *, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000

		163,815,958
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.32% *, 11/1/2027, LOC: US Bank NA	5,000,000	5,000,000
AMT, 0.47% *, 11/1/2017, LOC: US Bank NA	1,915,000	1,915,000
Minnesota, State Housing Finance Agency, Residential Housing, Series J, AMT, 0.31% *, 7/1/2033, SPA: Lloyds TSB Bank PLC	12,245,000	12,245,000

		19,160,000
Mississippi 0.8%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.47% *, 12/1/2047, LOC: Wachovia Bank NA	9,365,000	9,365,000
Series B, AMT, 0.63% *, 12/1/2047, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	5,701,920	5,701,920
Series A, AMT, 0.63% *, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000

		24,566,920
Missouri 0.6%
Missouri, State Development Finance Board, 0.26%, 2/8/2011	11,000,000	11,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.32% *, 1/1/2039, LOC: Columbian Bank	6,800,000	6,800,000

		17,800,000
Nevada 1.2%
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.29% *, 10/15/2032, INS: Fannie Mae, LIQ: Fannie Mae	7,415,000	7,415,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series B, AMT, 0.35% *, 4/1/2042, INS: Ginnie Mae, Fannie Mae & Freddie Mac, SPA: JPMorgan Chase Bank	8,000,000	8,000,000
Series A, AMT, 0.45% *, 10/1/2039, INS: Ginnie Mae, Fannie Mae & Freddie Mac, SPA: JPMorgan Chase Bank	4,700,000	4,700,000
Nevada, State Department of Business & Industry, Nevada Cancer Institute Project, 0.35% *, 12/1/2033, LOC: Bank of America NA	14,550,000	14,550,000

		34,665,000
New Hampshire 0.5%
New Hampshire, Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.29% *, 12/1/2034, LOC: Citizens Bank of NH	4,600,000	4,600,000
New Hampshire, Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.29% *, 10/1/2013, LOC: TD Bank NA	4,040,000	4,040,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods Co., 0.28% *, 3/1/2038, LOC: Bank of America NA	5,645,000	5,645,000

		14,285,000
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.44% *, 4/1/2026, LOC: National Bank of Canada	2,720,000	2,720,000
New Mexico 4.0%
New Mexico, Educational Assistance Foundation, Series A-2, AMT, 0.32% *, 4/1/2034, LOC: Royal Bank of Canada	10,000,000	10,000,000
New Mexico, State Tax & Revenue Anticipation Notes:
1.5%, 6/30/2011	25,000,000	25,121,929
2.0%, 6/30/2011	25,000,000	25,172,823
Santa Fe, NM, Gross Receipts Tax Revenue, Wastewater Systems, Series B, 0.3% *, 6/1/2022, LOC: BNP Paribas	16,700,000	16,700,000
University of New Mexico, Systems Improvement Revenues, 0.29% *, 6/1/2026, SPA: JPMorgan Chase Bank	41,020,000	41,020,000

		118,014,752
New York 7.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Series A, 0.5% *, 7/1/2037, INS: NATL, LOC: Bank of America NA	5,500,000	5,500,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.4% *, 10/1/2045, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	24,400,000	24,400,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.29% *, 12/1/2040, LOC: HSBC Bank USA NA	5,400,000	5,400,000
New York, Metropolitan Transportation Authority, 0.26%, 2/2/2011	12,000,000	12,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 3.0%, 2/15/2011	4,240,000	4,244,317
New York, State Environmental Facilities Corp., Clean Water & Drinking, Series R-12273, 144A, 0.29% *, 11/15/2011, SPA: Citibank NA	5,710,000	5,710,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 157, 0.4% *, 4/1/2047, SPA: Dexia Credit Local	11,615,000	11,615,000
New York, Wells Fargo Stage Trust:
Series 11C, 144A, 0.29% *, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
Series 4C, 144A, 0.29% *, 9/1/2040, LIQ: Wells Fargo Bank NA	11,545,000	11,545,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series B, Step-up Coupon, 5.25% to 2/1/2011, 10.0% to 2/1/2029, Mandatory Put 2/1/2011 @ 100	20,000,000	20,000,000
Oyster Bay, NY, Bond Anticipation Notes, 1.5%, 3/11/2011	35,000,000	35,043,580
Suffolk County, NY, Tax Anticipation Notes:
2.0%, 9/13/2011	19,000,000	19,188,024
3.0%, 8/11/2011	40,500,000	41,006,809

		210,762,730
North Carolina 4.9%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.41% *, 11/1/2023, LOC: Bank of America NA	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.37% *, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,940,000	10,940,000
Series 1032, 0.37% *, 1/7/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	11,625,000	11,625,000
Series 1008, 144A, 0.37% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,065,000	6,065,000
Series 1011, 144A, 0.37% *, 4/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,945,000	7,945,000
Series 1024, 144A, 0.37% *, 5/31/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,860,000	4,860,000
Series 1009, 144A, 0.37% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	17,075,000	17,075,000
Series 1025, 144A, 0.37% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,800,000	10,800,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.3% *, 12/1/2028, LOC: Branch Banking & Trust	5,485,000	5,485,000
0.3% *, 5/1/2030, LOC: Branch Banking & Trust	5,500,000	5,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.3% *, 10/1/2034, LOC: Branch Banking & Trust	5,845,000	5,845,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.3% *, 8/1/2030, LOC: Branch Banking & Trust	6,940,000	6,940,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.3% *, 11/1/2038, LOC: Branch Banking & Trust	10,035,000	10,035,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.36% *, 7/1/2032, LOC: Branch Banking & Trust	3,450,000	3,450,000
Series B, AMT, 0.4% *, 7/1/2029, LOC: Branch Banking & Trust	3,720,000	3,720,000
North Carolina, State Education Assistance Authority Revenue, Student Loan, Series A-2, AMT, 0.31% *, 9/1/2035, LOC: Royal Bank of Canada	8,845,000	8,845,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., 0.32% *, 11/1/2035, LOC: Credit Industriel et Commercial	16,625,000	16,625,000

		144,155,000
Ohio 0.9%
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.29% *, 1/1/2030, LOC: US Bank NA	8,535,000	8,535,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.41% *, 3/1/2035, LIQ: State Street Bank & Trust Co.	3,725,000	3,725,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.47% *, 6/1/2048, LOC: Wachovia Bank NA	9,780,000	9,780,000
Series D, 144A, AMT, 0.47% *, 6/1/2048, LOC: Wachovia Bank NA	4,340,000	4,340,000

		26,380,000
Oregon 5.6%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	152,000,000	152,994,894
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.31% *, 5/1/2034, LOC: Bank of America NA	8,680,000	8,680,000
0.31% *, 5/1/2037, LOC: Bank of America NA	5,415,000	5,415,000

		167,089,894
Pennsylvania 2.2%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.31% *, 6/1/2032, LOC: PNC Bank NA	7,180,000	7,180,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.29% *, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,490,000	22,490,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.26% *, 12/1/2035, GTY: FirstEnergy Solutions, LOC: Citibank NA	9,095,000	9,095,000
Bethlehem, PA, Area School District Authority Revenue, RBC Municipal Products, Inc. Trust Certificates, Series E-12, 144A, 0.29% **, 1/5/2012, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	5,000,000	5,000,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.3% *, 1/1/2032, INS: Radian, LOC: PNC Bank NA	10,995,000	10,995,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.26% *, 9/1/2034, LOC: PNC Bank NA	5,725,000	5,725,000
Westmoreland County, PA, Industrial Development Authority Revenue, Health Systems, Excela Health Project, Series B, 0.29% *, 7/1/2030, LOC: PNC Bank NA	5,200,000	5,200,000

		65,685,000
Puerto Rico 0.4%
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue, Series DCL 019, 144A, 0.38% *, 1/1/2029, INS: AGMC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	10,800,000	10,800,000
South Carolina 0.4%
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.37% *, 1/1/2020, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,755,000	5,755,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.3% *, 9/1/2028, LOC: Branch Banking & Trust	6,005,000	6,005,000

		11,760,000
South Dakota 1.4%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.4% *, 8/1/2029	33,795,000	33,795,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.32% *, 2/1/2028, LOC: First American Bank	8,000,000	8,000,000

		41,795,000
Tennessee 2.7%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.3% *, 6/1/2030, LOC: Branch Banking & Trust	43,600,000	43,600,000
Series E-5-B, 0.3% *, 6/1/2042, LOC: Branch Banking & Trust	20,500,000	20,500,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.32% *, 7/1/2038, LOC: US Bank NA	4,415,000	4,415,000
Nashville & Davidson County, TN, Metropolitan Government, Industrial Development Board Revenue, YMCA Project, 0.37% *, 12/1/2027	12,400,000	12,400,000

		80,915,000
Texas 11.2%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.45% *, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp. , SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.47% *, 12/1/2047, LOC: Wachovia Bank NA	7,940,000	7,940,000
Galveston County, TX, General Obligation, Series R-11275WF, 144A, 0.28% *, 8/1/2023, GTY: Wells Fargo & Co., INS: NATL, LIQ: Wells Fargo & Co.	9,380,000	9,380,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.3% *, 6/1/2029, LOC: Bank of America NA	14,900,000	14,900,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.32% *, 11/15/2047, LOC: Northern Trust Co.	8,100,000	8,100,000
Harris County, TX, Tax Anticipation Notes, 2.0%, 2/28/2011	10,500,000	10,513,205
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.29% *, 12/1/2028, GTY: Wells Fargo Bank NA, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,130,000	15,130,000
Katy, TX, Independent School Building District, 0.3% *, 8/15/2033, SPA: Bank of America NA	8,300,000	8,300,000
Mansfield, TX, Independent School District:
Prerefunded 2/15/2011 @ 100, 5.5%, 2/15/2013	1,345,000	1,347,619
Prerefunded 2/15/2011 @ 100, 5.5%, 2/15/2014	1,950,000	1,953,796
Prerefunded 2/15/2011 @ 100, 5.5%, 2/15/2018	855,000	856,665
Prerefunded 2/15/2011 @ 100, 5.5%, 2/15/2019	2,160,000	2,164,205
Tarrant County, TX, Cultural Educational Facilities, Finance Corp., Fort Worth Museum Project, 144A, 0.29% *, 6/1/2038, LOC: Wells Fargo Bank NA	3,500,000	3,500,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.47% *, 12/1/2047, LOC: Wachovia Bank NA	12,200,000	12,200,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.28% *, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	14,100,000	14,100,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.31% *, 10/1/2039, LOC: Citibank NA	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.43% *, 9/1/2032, INS: Ginnia Mae, Fannie Mae & Freddie Mac, LIQ: Bank of America NA	5,103,000	5,103,000
Texas, North East Independent School District, "A", 144A, 0.3% *, 8/1/2037, LIQ: Citibank NA	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.33% *, 12/1/2034, LOC: Royal Bank of Canada	52,995,000	52,995,000
Texas, State General Obligation, "A", 144A, 0.29% *, 4/1/2029, LIQ: Citibank NA	8,685,000	8,685,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3813, 144A, 0.31% *, 8/31/2011, LIQ: JPMorgan Chase Bank	38,000,000	38,000,000
2.0%, 8/31/2011	25,000,000	25,234,662
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.31% *, 6/1/2034, SPA: Landesbank Hessen-Thuringen	10,525,000	10,525,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.36% *, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.94% *, 6/1/2038, LOC: Compass Bank	4,625,000	4,625,000

		329,988,152
Virginia 2.2%
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, General Resolution, Series A, 0.3% *, 5/28/2021, LOC: Branch Banking & Trust	11,115,000	11,115,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series B, 0.35%, 2/26/2039, Mandatory Put 2/1/2011 @ 100	5,000,000	5,000,000
Series A, 0.4%, 2/26/2039, Mandatory Put 3/1/2011 @ 100	20,000,000	20,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.34% *, 7/15/2050, LIQ: Freddie Mac	19,115,000	19,115,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.42% *, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	9,050,000	9,050,000

		64,280,000
Washington 1.2%
Washington, State General Obligation:
Series 2599, 144A, 0.29% *, 1/1/2016, LIQ: JPMorgan Chase Bank	4,505,000	4,505,000
Series 3087, 144A, 0.29% *, 7/1/2016, LIQ: JPMorgan Chase Bank	5,055,000	5,055,000
Series 2010-E, 144A, 2.0%, 2/1/2011	10,325,000	10,325,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.29% *, 5/1/2028, LOC: US Bank NA	8,905,000	8,905,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.32% *, 6/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	6,125,000	6,125,000

		34,915,000
West Virginia 2.8%
Cabell County, WV, University Facilities Revenue, Provident Group Marshall Properties, Series A, 0.34% *, 7/1/2039, LOC: Bank of America NA	20,000,000	20,000,000
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.42% *, 7/1/2017, LOC: Dexia Credit Local	63,555,000	63,555,000

		83,555,000
Wisconsin 0.2%
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.46% *, 5/1/2038, LOC: Wells Fargo Bank NA	5,300,000	5,300,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, 0.33%, 3/4/2011	14,775,000	14,775,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,997,847,842) †	101.4	2,997,847,842
Other Assets and Liabilities, Net	(1.4)	(41,998,284)

Net Assets	100.0	2,955,849,558

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2011.

**
These securities are shown at their current rate as of January 31, 2011. Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $2,997,847,842.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments (c)	$—	$2,997,847,842	$—	$2,997,847,842
Total	$—	$2,997,847,842	$—	$2,997,847,842

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011